Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

In response to the dynamic cybersecurity landscape, the Company has established a cybersecurity risk management program. This program is designed to identify, assess, and respond to potential risks associated with our information systems, critical data assets, and broader business functions.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

The Board has adopted an Audit Committee Charter which includes the cybersecurity oversight as part of the Audit Committee’s responsibilities. These responsibilities with respect to cybersecurity are as follows:

●	Risk assessment and management.
●	Review with management Sofgen’ cybersecurity and other information technology risks, controls, and procedures, including Sofgen’ plans to mitigate cybersecurity risks and respond to data breaches.

Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance Oversight:
●	The Audit Committee oversees annual enterprise risk assessments, including security, technology, and cybersecurity.

●	The Audit Committee ensures oversight, receiving detailed reports and updates on cybersecurity risks presented by the Compliance Leader. Cybersecurity risk reporting was performed once in 2023 and on two occasions during 2024.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity governance is seamlessly integrated into risk management processes.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true